Provisions	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions
27. Provisions
The Provisions, which amount to Euro7,125 thousand in
2022 (2021: Euro
7,307
 thousand) represent management’s best estimate of the potential liabilities. In managements’ opinion, based on the information available to them, the total amount allocated for risks and charges at the reporting date is adequate in respect of the
liabilities that could arise from the underlying circumstances.

The following tables show the movement of the provisions in 2022 and 2021:

(Euro thousands)	Provisions for litigation	Provisions for contingencies and losses	Other provisions	Total provisions

At January 1, 2021	798	3,676	1,302	5,776
Of which current	—	1,914	576	2,490
Of which non-current	798	1,762	726	3,286
Provisions	1,036	536	133	1,705
Business combination	—	942	—	942
Releases	(39)	(32)	(285)	(356)
Utilizations	(21)	(956)	—	(977)
Exchange differences	—	217	—	217

At December 31, 2021	1,774	4,383	1,150	7,307
Of which current	—	2,476	665	3,141
Of which non-current	1,774	1,907	485	4,166
Provisions	991	1,060	364	2,415
Releases	(627)	(786)	(19)	(1,432)
Utilizations	—	(869)	(457)	(1,326)
Exchange differences	—	185	(24)	161

At December 31, 2022	2,138	3,973	1,014	7,125

Of which current	12	2,470	532	3,014
Of which non-current	2,126	1,503	482	4,111
The
provision for litigation includes provisions for various litigated matters that have occurred in the ordinary course of business.
The Group is a defendant in various other legal and fiscal lawsuits arising in the ordinary course of business. It is the opinion of the management of the Company that it has meritorious defenses against all such outstanding claims, which the Company will vigorously pursue, and that the outcome of such claims, individually or in the aggregate, will not have a material adverse effect on the Group’s consolidated financial position or results of operations.